Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments	Future minimum lease payments due are as follows:
Year Ended December 31,
2016	$290,391
2017	209,708
2018	64,005
2019	44,352
2020	44,352
Thereafter	7,392
Total minimum lease payments	$660,200